Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Income Taxes
Income Taxes

(14) Income Taxes

The Company’s income tax benefit (expense) was $0 for the three and nine months ended September 30, 2022 and 2021. The Company has recorded a full valuation allowance against its net deferred tax assets as of September 30, 2022, and December 31, 2021, because the Company has determined that is it more likely than not that these assets will not be fully realized due to historic net operating losses incurred. Accordingly, the benefit of the net operating loss that would have been recognized in the three and nine months ended September 30, 2022 and 2021, was fully offset by changes in the valuation allowance.

As of September 30, 2022, and December 31, 2021, the Company had no accrued interest or penalties related to uncertain tax positions and no amounts have been recognized in the Company’s statements of operations.

(14) Income Taxes

The Company’s federal and state provision (benefit) for income taxes were $53,051 and $0 for the years ended December 31, 2021 and 2020, respectively. The Company believes that the provision for the year ended December 31, 2021, will be fully offset by research and development credits.

A reconciliation of income tax provision (benefit) computed at the statutory federal income tax rate to income taxes as reflected in the financial statements is as follows:

	Years Ended
	December 31,
	2021	2020
Federal income tax benefit at statutory rate	21.0%	21.0%
State and local tax, net of federal benefit	4.5%	1.9%
Permanent differences	(3.2)%	(14.8)%
Deferred true-up	—%	(0.6)%
Change in valuation allowance	(23.1)%	(7.5)%
Effective income tax rate	(0.8)%	0.0%

Deferred taxes are recognized for temporary differences between the basis of assets and liabilities for financial statement and income tax purposes. The significant components of the Company’s deferred tax assets comprise the following:

Net operating loss carryforwards	$1,353,293	$421,000
Capitalized research and development	666,145	10,000
Capitalized patent and other costs	4,829	4,000
Stock-based compensation	35,123	—
Accrued expenses	16,798	—
Subtotal deferred tax assets before valuation allowance	2,076,188	435,000
Less valuation allowance	(2,019,835)	(435,000)
Deferred tax assets	56,353	—

Deferred tax liability
Fixed assets	(56,353)	—

Net deferred taxes	$—	$—

The Company had U.S. federal net operating loss (“NOL”) carryforwards of $5,025,481 and $1,294,914 for the years ended December 31, 2021 and 2020, respectively, which may be available to offset future income tax liabilities. Federal NOL carryforwards generated in 2017 and prior of $38,297 will expire beginning in 2036. The remaining federal NOL carryforwards generated in 2018 and later do not expire. However, they are subject to the 80% limitation when utilized. The Company also had U.S. state NOL carryforwards of $4,714,271 and $1,291,575 for the years ended December 31, 2021 and 2020, respectively, which may be available to offset future income tax liabilities and will expire beginning in 2036.

The Company has recorded a full valuation allowance against its net deferred tax assets as of December 31, 2021 and 2020, because the Company has determined that is it more likely than not that these assets will not be fully realized due to the significant uncertainty about the realization of the deferred tax asset until the Company can operate profitably. The Company experienced a net change in valuation allowance of $1,584,835 and $175,000 in the years ended December 31, 2021 and 2020, respectively.

Under the provisions of the Internal Revenue Code, the NOL and tax credit carryforwards are subject to review and possible adjustment by the Internal Revenue Service and state tax authorities. NOL and tax credit carryforwards may become subject to an annual limitation in the event of certain cumulative changes in the ownership interest of significant stockholders over a three-year period in excess of 50%, as defined under Sections 382 and 383 of the Internal Revenue Code as well as similar state provisions. This could limit the amount of tax attributes that can be utilized annually to offset future taxable income or tax liabilities. The amount of the annual limitation is determined based on the value of the Company immediately prior to the ownership change. Subsequent ownership changes may further affect the limitation in future years. The Company has completed financings since its inception and completed its IPO in 2021 which may have resulted in a change in control as defined by Sections 382 and 383 of the Internal Revenue Code, or could result in a change in control in the future. The Company has not analyzed the historical or potential impact of its financings on beneficial ownership, and therefore, no determination has been made whether the net operating loss carryforward is subject to any Internal Revenue Code Section 382 limitation. To the extent there is a limitation, there could be a reduction in the deferred tax asset with an offsetting reduction in the valuation allowance.

The Company files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Company is subject to examination by federal and state jurisdictions, where applicable. The Company’s tax years from 2018 to the present remain open for review. All open years may be examined to the extent that tax credits or NOL carryforwards are used in future periods. The Company will recognize interest and penalties related to uncertain tax positions in income tax expense.

On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) was signed into law. The Act contains several new or changed income tax provisions, including but not limited to the following: increased limitation threshold for determining deductible interest expense, class life changes to qualified improvements (in general, from 39 years to 15 years), and the ability to carry back net operating losses incurred from tax years 2018 through 2020 up to the five preceding tax years. The Company has evaluated the new tax provisions of the CARES Act and determined the impact to be either immaterial or not applicable.

As of December 31, 2021 and 2020, the Company had no accrued interest or penalties related to uncertain tax positions and no amounts have been recognized in the Company’s statements of operations.